Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
A. Disaggregation of Revenue
The majority of the Company's revenues are derived from the sale of physical power, capacity and environmental attributes, leasing of power facilities, and from asset optimization activities, which the Company disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other(3)	28	207	395	24	—	—	654
Environmental attributes	—	28	—	—	—	—	28
Revenue from contracts with customers	28	235	395	24	—	—	682
Revenue from leases(4)	—	—	19	—	—	—	19
Revenue from derivatives and other trading activities	—	(25)	(118)	138	211	4	210
Merchant revenue and other(3)(5)	355	95	813	547	—	—	1,810
Total revenue	383	305	1,109	709	211	4	2,721

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	28	2	23	—	—	53
Over time	28	207	393	1	—	—	629
Total revenue from contracts with customers	28	235	395	24	—	—	682
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) The Alberta PPAs for certain facilities included in the Hydro, Gas and Energy Transition segments with the Balancing Pool expired at Dec. 31, 2020. These facilities began operating on a merchant basis in the Alberta market on Jan. 1, 2021.
(4) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(5) Includes merchant revenue, government incentives and other miscellaneous.

Year ended Dec. 31, 2020	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other	141	238	465	156	—	—	1,000
Environmental attributes	—	23	—	—	—	—	23
Revenue from contracts with customers	141	261	465	156	—	—	1,023
Revenue from leases(3)	—	—	123	—	—	—	123
Revenue from derivatives and other trading activities	—	(2)	(8)	283	122	12	407
Merchant revenue and other(4)	11	70	207	265	—	(5)	548
Total revenue	152	329	787	704	122	7	2,101

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	25	7	26	—	—	58
Over time	141	236	458	130	—	—	965
Total revenue from contracts with customers	141	261	465	156	—	—	1,023
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue, government incentives and other miscellaneous.

Year ended Dec. 31, 2019	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other	142	221	497	185	—	—	1,045
Environmental attributes	—	23	—	—	—	—	23
Revenue from contracts with customers	142	244	497	185	—	—	1,068
Revenue from leases(3)	—	—	130	—	—	—	130
Revenue from derivatives and other trading activities	—	18	(15)	160	129	4	296
Merchant revenue and other(4)	14	50	239	560	—	(10)	853
Total revenue	156	312	851	905	129	(6)	2,347

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	27	5	46	—	—	78
Over time	142	217	492	139	—	—	990
Total revenue from contracts with customers	142	244	497	185	—	—	1,068
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue, government incentives and other miscellaneous.
B. Contract Liabilities
The Company has recognized the following revenue-related contract liabilities:

Contract liabilities	2021	2020
Balance, beginning of the year	15	15
Amounts transferred to revenue included in opening balance	(1)	(1)
Consideration received	8	1
Increases due to amounts billed to customers	—	2
Changes in transaction price	11	—
Performance obligations satisfied	(1)	(2)
Balance, end of year	32	15
Current portion	19	1
Long-term portion	13	14

The contract liabilities outstanding at Dec. 31, 2021, and Dec. 31, 2020, primarily relate to prepayments relating to the Company's New Richmond and Bone Creek facilities where the Company still has to fulfil its performance obligations. In addition, the Company recognized a provision for liquidated damages due to the Sarnia outages that occurred in the second quarter of 2021.

C. Remaining Performance Obligations
The following disclosures regarding the aggregate amounts of transaction prices allocated to remaining performance obligations (contract revenues that have not yet been recognized) for contracts in place at the end of the reporting period exclude revenues related to contracts that qualify for the invoice practical expedient and contracts with an original expected duration of less than 12 months.

Additionally, in many of the Company’s contracts, elements of the transaction price are considered constrained, such as for variable revenues dependent upon future production volumes that are driven by customer or market demand or market prices that are subject to factors outside the Company’s influence. Future revenues that are related to constrained variable consideration are not included in the disclosure of remaining performance obligations until the constraints are resolved.

Contracts with customers that are accounted for as derivatives are excluded from these disclosures. Refer to Note 15 for further details. Contracts that have been executed for development projects are excluded until commercial operations have been achieved.

As a result, the amounts of future revenues disclosed below represent only a portion of future revenues that are expected to be realized by the Company from its contractual portfolio.

Hydro
At Dec. 31, 2020, the Company's PPA with the Balancing Pool to provide the capacity of 12 hydro facilities throughout the province of Alberta concluded. Commencing Jan. 1, 2021, production has been sold into the Alberta merchant market.

The Company has contracts for services at specific hydro facilities, which will conclude at the end of 2030. The Company also has a contract with the Government of Alberta to manage water for flood and drought mitigation purposes, which concludes in 2026. Estimated future revenues related to the remaining performance obligations for these contracts as of Dec. 31, 2021, are approximately $46 million.
Wind and Solar
At Dec. 31, 2021, the Company had long-term contracts with customers to deliver electricity and the associated renewable energy credits from three wind facilities located in Alberta, Minnesota and Quebec, for which the invoice practical expedient is not applied. The PPAs generally require all available generation to be provided to customers at fixed prices, with certain pricing subject to annual escalations for inflation. The Company expects to recognize such amounts as revenue as it delivers electricity over the remaining terms of the contracts, until 2024, 2034 and 2033, respectively. The variable revenues under the contracts are considered to be fully constrained. Accordingly, these revenues are excluded from these disclosures.

The Company also has contracts to sell renewable energy certificates generated at merchant wind facilities and expects to recognize revenues as it delivers the renewable energy certificates to the purchasers over the remaining terms of the contracts, from 2022 through 2024. Estimated future revenues related to the remaining performance obligations for these contracts as of Dec. 31, 2021, are approximately $9 million.

Gas
At Dec. 31, 2020, the Company's PPAs with the Balancing Pool for capacity and electricity from the Keephills Unit 2 and Sheerness Units 1 and 2 legacy coal facilities concluded. Future production has been sold into the merchant market.

At Dec. 31, 2021, the Company has contracts with customers to deliver energy services from one of its gas facilities in Ontario. The contracts all consist of a single performance obligation requiring the Company to stand ready to deliver electricity and steam. On May 12, 2021, the Company executed an Amended and Restated Energy Supply Agreement with one of its large industrial customers at the Sarnia cogeneration facility that provides for the supply of electricity and steam. This agreement will extend the term of the original agreement from Dec. 31, 2022 to Dec. 31, 2032. However, if TransAlta is unable to enter into a new contract with the Ontario Independent Electricity System Operator or enter into agreements with its other industrial customers at the Sarnia cogeneration facility that extend past Dec. 31, 2025, then the Company has the option to provide notice of termination in 2022 that would terminate the Amended and Restated Energy Supply Agreement four years following such notice. The Company currently expects to recognize revenue as it delivers electricity and steam to the other industrial customers at the Sarnia cogeneration facility until the completion of the contracts in late 2025, or 2032, if the contract is extended.

At the same gas facility, the Company has a contract with the local power authority with fixed capacity charges that are adjusted for seasonal fluctuations, steam demand from the plant’s other customers and for deemed net revenue related to production of electricity into the market. As a result, revenues recognized in the future will vary as they are dependent upon factors outside of the Company’s control and are considered to be fully constrained. Accordingly, these revenues are excluded from these disclosures. The Company expects to recognize such revenue as it stands ready to deliver electricity until the completion of the contract term on Dec. 31, 2025.

At Dec. 31, 2021, the Company had contracts with customers to deliver steam, hot water and chilled water from one of its other gas facilities in Ontario, extending through 2023 and 2033. Prices under these contracts include fixed annual fees, variable thermal energy charges based on gas prices, and fixed base amounts per gigajoule, subject to escalation annually for both gas prices and inflation. One contract includes minimum annual take-or-pay volumes. Estimated future revenues related to the remaining performance obligations for this contract as of Dec. 31, 2021, are approximately $31 million.

The Company has a contract with its customer for provision of steam and electricity output at its Alberta cogeneration facility extending through to Dec. 31, 2029. The contract is considered an operating lease resulting in some revenues being classified for accounting purposes as variable lease revenues. Other revenue streams are based on cost-recovery mechanisms and are variable in nature and considered to be fully constrained and are these revenues are excluded from these disclosures.

The Company has a contract, commencing in late 2023, for the sale of capacity and electricity, exercisable at the option of the customer in Canada, under which the Company will receive a fixed capacity payment and variable energy payments based on production. Estimated future revenues related to the remaining performance obligations for these contracts as of Dec. 31, 2021, are approximately $336 million, of which the Company expects to recognize on average, between $5 million to $10 million in 2023 and $40 million to $45 million annually thereafter for the duration of the contracts.
At Dec. 31, 2021, the Company has PPAs with customers to deliver electricity from its gas facilities located in Australia. The PPAs generally call for all available generation to be provided to customers. Pricing terms include fixed and variable price components for delivered electricity and fixed capacity payments. The variable revenues under the contracts are considered to be fully constrained and are excluded from these disclosures. Another one of the Company's PPA to deliver electricity from its gas facilities is considered a finance lease resulting in some revenues being classified for accounting purposes as finance lease income and are excluded from these disclosures. The Company also earns revenues from providing operation and maintenance services for the facility for a fixed monthly fee. Estimated future revenues related to the remaining performance obligations for these contracts as at Dec. 31, 2021, are approximately $2.5 billion, of which the Company expects to recognize approximately $285 million in total over the next two fiscal years and on average, between approximately $85 million to $145 million annually thereafter for the duration of the remaining contract.

Energy Transition
At Dec. 31, 2020, the Company's PPAs with the Balancing Pool for capacity and electricity from the Keephills Unit 1 coal facility concluded. Commencing Jan. 1, 2021, production has been sold into the merchant market.